May 2, 2014

VIA EDGAR

Securities and Exchange Commission
100 F  Street NE
Washington, D.C. 20549

Re:	American Fidelity Separate Account A
(File Nos. 002-30771, 811-01764)

Ladies and Gentlemen:

On behalf of American Fidelity Assurance Company (the “Company”) and American Fidelity Separate Account A (“Separate Account A”), I am filing this certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933.  In this regard, I certify that the form of Prospectus and Statement of Additional Information (“SAI”) for certain variable annuity contracts offered by the Company through Separate Account A otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the form of Prospectus and SAI contained in the 485(b) post-effective amendment to registration statement on Form N-4 for Separate Account A, which was filed electronically with the Securities and Exchange Commission via EDGAR on April 30, 2014 and became effective on May 1, 2014.

Sincerely,

/S/ David R. Carpenter_____
David R. Carpenter
President

cc:  Jennifer Wheeler